Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share capital.
Schedule of share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2025	184,354,496	(56,061,527)	128,292,969
Sale of treasury shares	—	12,898,903	12,898,903
Movement of shares under liquidity agreement	—	6,268	6,268
Acquisition of shares forfeited from DSPPP	—	(5,848)	(5,848)
Balance as of June 30, 2025	184,354,496	(43,162,204)	141,192,292
Shares reclassed as treasury shares under IFRS 2	—	(29,944,420)	(29,944,420)
Balance as of June 30, 2025 IFRS 2	184,354,496	(73,106,624)	111,247,872

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2026	218,654,496	(70,822,682)	147,831,814
Sale of treasury ADS’s and shares	—	9,512,234	9,512,234
Movement of shares under liquidity agreement	—	(28,524)	(28,524)
Balance as of June 30, 2026	218,654,496	(61,338,972)	157,315,524
Shares reclassed as treasury shares under IFRS 2	—	(29,904,690)	(29,904,690)
Balance as of June 30, 2026 IFRS 2	218,654,496	(91,243,662)	127,410,834